Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 196,356	$ 144,254
Deferred income tax (recovery) expense	(5,267)	52,102
Deferred income tax liability related to Kiaka disposal	(4,657)	0
Increase (decrease) in deferred tax liability (asset)	(9,924)	52,102
Ending balance deferred tax liability (asset)	$ 186,432	$ 196,356